Commitments and contingencies (Details) € in Millions	Dec. 31, 2024 EUR (€)
Recorded Unconditional Purchase Obligation [Line Items]
Total contractual obligations	€ 18,600.0
1 year	11,100.0
2 years	3,300.0
3 years	1,600.0
4 years	200.0
5 years	900.0
>5 years	1,500.0
Long term debt
Recorded Unconditional Purchase Obligation [Line Items]
Total contractual obligations	5,000.0
1 year	1,100.0
2 years	1,000.0
3 years	800.0
4 years	0.0
5 years	800.0
>5 years	1,300.0
Lease obligations
Recorded Unconditional Purchase Obligation [Line Items]
Total contractual obligations	300.0
1 year	100.0
2 years	100.0
3 years	0.0
4 years	0.0
5 years	0.0
>5 years	100.0
Purchase obligations
Recorded Unconditional Purchase Obligation [Line Items]
Total contractual obligations	13,300.0
1 year	9,900.0
2 years	2,200.0
3 years	800.0
4 years	200.0
5 years	100.0
>5 years	€ 100.0